Document and Entity Information Document	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2025
Entity Registrant Name	BREAD FINANCIAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15749
Entity Tax Identification Number	31-1429215
Entity Address, Address Line One	3095 LOYALTY CIRCLE
Entity Address, City or Town	COLUMBUS
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
City Area Code	614
Local Phone Number	729-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01per share
Trading Symbol	BFH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001101215